Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating leases
June 30, 2021
Unaudited

2021	$635
2022	1,232
2023	1,052
2024	294
Thereafter	705

Total	$3,918